Eaton Vance

South Carolina Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 87.1%

Security	Principal Amount (000’s omitted)	Value
Education — 7.2%
Clemson University, SC, 5.00%, 5/1/26	$2,000	$2,417,260
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	639,198
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,325,780
5.00%, 10/1/45	2,000	2,333,960
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	731,022
5.00%, 4/1/44	1,000	1,206,450
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,824,510
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	651,342

		$12,129,522

Electric Utilities — 2.3%
Piedmont Municipal Power Agency, SC:
5.00%, 1/1/24	$250	$277,870
5.00%, 1/1/25	1,000	1,148,840
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,422,260

		$3,848,970

Escrowed/Prerefunded — 6.1%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$1,306,400
Georgetown County, SC:
Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,724,630
Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,985,153
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):
Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,671,550
Prerefunded to 11/1/22, 5.00%, 11/1/29	450	480,879

		$10,168,612

General Obligations — 20.9%
Aiken County Consolidated School District, SC:
4.00%, 4/1/37	$1,500	$1,797,360
5.00%, 3/1/25	2,020	2,370,349
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,399,500
Charleston County School District, SC, 5.00%, 3/1/25	2,000	2,348,520
Charleston County, SC:
4.00%, 11/1/26	1,500	1,737,930
4.00%, 11/1/31	1,500	1,854,420
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,243,846
Georgetown County School District, SC, 4.00%, 3/1/33	1,000	1,187,180
Hilton Head Island, SC:
4.00%, 3/1/23	605	646,013
4.00%, 3/1/25	565	641,976

Security	Principal Amount (000’s omitted)	Value
Horry County School District, SC:
5.00%, 3/1/24	$1,500	$1,696,485
5.00%, 3/1/25	1,500	1,754,655
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,761,435
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,281,794
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,172,620
Richland County School District No. 2, SC:
3.00%, 3/1/32	1,200	1,362,156
4.00%, 3/1/32	2,000	2,426,220
Richland-Lexington Airport District, SC:
(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	607,475
(AMT), 4.00%, 3/1/22	195	200,136
(AMT), 4.00%, 3/1/24	685	726,470
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,277,950
South Carolina, (Winthrop University), 5.00%, 4/1/22	300	312,372
Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,278,140

		$35,085,002

Hospital — 10.7%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,716,360
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,676,805
Greenwood County, SC, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,062,138
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,125	1,306,260
5.00%, 11/1/29	600	744,696
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,912,250
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	1,177,000
5.00%, 12/1/46	1,000	1,268,320
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,819,605
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,838,085
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/48	2,000	2,374,920

		$17,896,439

Industrial Development Revenue — 1.1%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,773,189

		$1,773,189

Insured-Electric Utilities — 3.4%
Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$1,078,915
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,160,634
(NPFG), 5.25%, 7/1/32	1,350	1,457,716
(NPFG), 5.25%, 7/1/34	1,820	1,965,291

		$5,662,556

Insured-Lease Revenue/Certificates of Participation — 1.5%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$1,106,830
(BAM), 5.00%, 12/1/24	1,280	1,465,229

		$2,572,059

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 2.7%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 3.00%, 1/1/22(1)	$100	$101,615
(AGM), 3.00%, 1/1/23(1)	200	208,384
(AGM), 4.00%, 1/1/25(1)	130	145,356
(AGM), 4.00%, 1/1/35(1)	1,085	1,308,347
(AGM), 5.00%, 1/1/27(1)	500	608,820
(AGM), 5.00%, 1/1/28(1)	365	454,060
(AGM), 5.00%, 1/1/29(1)	310	393,055
(AGM), 5.00%, 1/1/30(1)	500	644,845
(AGM), 5.00%, 1/1/31(1)	450	591,651

		$4,456,133

Insured-Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$618,638

		$618,638

Insured-Utilities — 2.7%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$1,243,530
(AMBAC), 5.50%, 9/1/32	2,000	2,718,580
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	573,705

		$4,535,815

Insured-Water and Sewer — 0.7%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$206,239
(AGM), 4.00%, 6/1/27	145	173,237
(AGM), 4.00%, 6/1/28	150	182,595
(AGM), 4.00%, 6/1/29	160	195,846
(AGM), 4.00%, 6/1/30	170	212,446
(AGM), 4.00%, 6/1/31	170	213,964

		$1,184,327

Lease Revenue/Certificates of Participation — 9.9%
Allendale County School District, SC, (Refunding & Improvement):
5.00%, 12/1/22	$1,155	$1,230,907
5.00%, 12/1/24	500	571,795
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,239,000
Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	4,338,062
County Square Redevelopment Corp., SC, 2.00%, 3/3/22	1,000	1,014,190
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,114,490
Florida Department of Transportation Financing Corp., 3.00%, 7/1/33	1,000	1,151,020
Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	871,252
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,114,760
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23(1)	185	194,187
3.00%, 4/1/24(1)	400	429,196

Security	Principal Amount (000’s omitted)	Value
4.00%, 4/1/28(1)	$460	$549,530
4.00%, 4/1/30(1)	250	307,020
4.00%, 4/1/35(1)	610	745,664
4.00%, 4/1/38(1)	685	829,186

		$16,700,259

Other Revenue — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,180,380

		$2,180,380

Senior Living/Life Care — 1.7%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,154,640
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	662,396
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	702,265
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	315,102

		$2,834,403

Special Tax Revenue — 0.9%
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$473,580
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,122,710

		$1,596,290

Student Loan — 0.2%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$410	$410,131

		$410,131

Transportation — 4.5%
Georgia State Road and Tollway Authority, 5.00%, 6/1/31	$1,000	$1,330,050
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,203,600
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	1,355	1,699,956
(AMT), 5.00%, 7/1/43	1,450	1,789,503
South Carolina Transportation Infrastructure Bank, 0.524%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	1,490	1,490,834

		$7,513,943

Water and Sewer — 8.9%
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$1,197,270
Berkeley County, SC, Combined Utility System Revenue, 5.00%, 6/1/21	300	300,000
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	1,550	1,916,048
5.00%, 1/1/37	1,000	1,304,580
5.00%, 1/1/38	1,500	1,951,875
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,408,820
Lexington, SC, Waterworks and Sewer System Revenue, 4.00%, 4/1/45	1,000	1,177,450
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,238,670

Security	Principal Amount (000’s omitted)	Value
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	$900	$1,086,786
4.00%, 3/1/38	630	753,713
4.00%, 3/1/39	330	393,819
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	567,606
4.00%, 4/1/35	250	297,395
5.00%, 4/1/31	265	341,614

		$14,935,646

Total Tax-Exempt Municipal Obligations — 87.1% (identified cost $137,210,948)		$146,102,314

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$514,885

		$514,885

Student Loan — 0.7%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$1,219,625

		$1,219,625

Total Taxable Municipal Obligations — 1.0% (identified cost $1,750,000)		$1,734,510

Total Investments — 88.1% (identified cost $138,960,948)		$147,836,824

Other Assets, Less Liabilities — 11.9%		$19,927,422

Net Assets — 100.0%		$167,764,246

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.2% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2021.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$146,102,314	$—	$146,102,314
Taxable Municipal Obligations	—	1,734,510	—	1,734,510
Total Investments	$—	$147,836,824	$—	$147,836,824

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.